EVERGREEN FOUNDATION FUND
                     EVERGREEN TAX STRATEGIC FOUNDATION FUND
                               200 Berkeley Street
                              Boston, MA 02116-5034
February 18, 2005

Dear Shareholder,

     As a shareholder of Evergreen Foundation Fund ("Foundation Fund") or Evergreen Tax Strategic Foundation Fund ("Tax Strategic Foundation Fund"), you are invited to vote on a proposal to merge Foundation Fund or Tax Strategic Foundation Fund into Evergreen Balanced Fund ("Balanced Fund"), another mutual fund within the Evergreen family of funds (each a "Merger"). The Board of Trustees of Evergreen Equity Trust has approved the Mergers and recommends that you vote FOR the applicable proposals.

     If approved by shareholders, this is how each Merger will work:

o    Your Fund will transfer its assets and  identified  liabilities to Balanced
     Fund.
o Balanced Fund will issue new shares that will be distributed to you in an amount equal to the value of Foundation Fund or Tax Strategic Foundation Fund shares. You will receive Class A, Class B, Class C or Class I shares of Balanced Fund, depending on the class of shares you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the applicable Merger.
o You will not incur any sales loads or similar transaction charges as a result of the Mergers.
o Each Merger is intended to be a non-taxable event for shareholders for federal income tax purposes.

     Details about Balanced Fund's investment goal, portfolio management team, performance, etc., along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at special meetings of Foundation Fund's and Tax Strategic Foundation Fund's shareholders to be held on April 1, 2005. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.


     If you have any questions about the proposal or the proxy card, please call Investor Connect our proxy solicitor, at 800.780.7505 (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If your Fund does not receive your vote after several weeks, you may receive a telephone call from Investor Connect requesting your vote. Investor Connect has been retained to act as our proxy solicitor and will receive as compensation for seeking shareholder votes and answering shareholder questions an estimated amount of $152,000. That cost and any other expenses of the Mergers will be paid by Evergreen Investment Management Company, LLC.


     Thank you for taking this matter seriously and participating in this important process.


                                          Sincerely,

                                          /s/ Dennis H. Ferro

                                          Dennis H. Ferro
                                          President and Chief Executive Officer
                                          Evergreen Investment Company, Inc.

                            EVERGREEN FOUNDATION FUND

                     EVERGREEN TAX STRATEGIC FOUNDATION FUND

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034


                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

                           TO BE HELD ON APRIL 1, 2005

     Special Meetings (each a "Meeting") of Shareholders of each of Evergreen Foundation Fund ("Foundation Fund") and Evergreen Tax Strategic Foundation Fund ("Tax Strategic Foundation Fund"), each a series of Evergreen Equity Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034 on April 1, 2005 at 2:00 p.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the applicable Agreements and Plan of Reorganization (each a "Plan") dated as of January 3, 2005, providing for the acquisition of all the assets of Foundation Fund or Tax Strategic Foundation Fund, as applicable, by Evergreen Balanced Fund ("Balanced Fund"), in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Foundation Fund or Tax Strategic Foundation Fund, as applicable. Each Plan also provides for distribution of those shares of Balanced Fund to shareholders of Foundation Fund or Tax Strategic Foundation Fund in liquidation and subsequent termination of Foundation Fund or Tax Strategic Foundation Fund, as applicable. A vote in favor of a Plan is a vote in favor of the liquidation and dissolution of Foundation Fund or Tax Strategic Foundation Fund, as applicable.

2. To transact any other business which may properly come before the Meetings or any adjournment or adjournments thereof.

         On behalf of Foundation Fund and Tax Strategic Foundation Fund, the Board of Trustees of Evergreen Equity Trust have fixed the close of business on January 14, 2005 as the record date for the determination of shareholders of Foundation Fund or Tax Strategic Foundation Fund entitled to notice of and to vote at the applicable Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                          By order of the Board of Trustees


                                          Michael H. Koonce
                                          Secretary





February 18, 2005

                  INFORMATION RELATING TO THE PROPOSED MERGERS
                                       of
                            EVERGREEN FOUNDATION FUND
                                       and
                     EVERGREEN TAX STRATEGIC FOUNDATION FUND
                                      into
                             EVERGREEN BALANCED FUND
                     each a series of Evergreen Equity Trust

     This prospectus/proxy statement contains the information you should know before voting on the proposed mergers (each a "Merger") of Evergreen Foundation Fund ("Foundation Fund") or Evergreen Tax Strategic Foundation Fund ("Tax Strategic Foundation Fund") into Evergreen Balanced Fund ("Balanced Fund"). If approved, the Mergers will result in your receiving shares of Balanced Fund in exchange for shares of your Fund. The investment goals of each Fund are similar. Foundation Fund seeks capital growth and current income. Tax Strategic Foundation Fund seeks maximum after-tax total return from a combination of current income and capital growth. Balanced Fund seeks long-term return through capital growth and current income.

     Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Mergers is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

--------------------------------------------------------------------- --------------------------------------------------------------
See:                                                                  How to get these documents:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Prospectus for Classes A, B, C and I shares of Balanced Fund and      The Funds make all of these documents available to you free
Foundation Fund, dated August 1, 2004, as supplemented August 9,      of charge if you:
2004, and October 1, 2004 and December 9, 2004,                       o        Call 800.343.2898 or
which accompanies this prospectus/proxy statement.                    o        Write the Funds at 200 Berkeley Street, Boston,
                                                                               Massachusetts 02116-5034.
Prospectus for Classes A, B, C and I shares of Tax Strategic
Foundation Fund, dated March 1, 2004 as supplemented, April 1,                  You can also obtain any of these documents for a fee
2004, May 1, 2004, August 9,                                                    from the SEC if you
2004 and October 1, 2004 and December 9, 2004.
                                                                                 o Call the SEC at 202.942.8090.

Statement of additional information for Balanced Fund and                        Or for free if you:
Foundation Fund dated August 1, 2004, as supplemented October 1,                 o Go to the EDGAR Database on the SEC's Website
2004.
                                                                                (http://www.sec.gov).

Statement of additional information for Tax Strategic Foundation            To ask questions about this prospectus/proxy statement:
Fund, dated March 1, 2004, as
supplemented April 1, 2004, May 1,                                               o Call 800.780.7505, or
2004 and October 1,
2004.                                                                           o Write to the Funds at 200 Berkeley Street, Boston,
                                                                                 Massachusetts 02116-5034.

Semi-annual reports for Balanced Fund and Foundation Fund, dated                 The Funds' SEC
September 30, 2004.                                                              file numbers are as follows:
                                                                                 o Balanced Fund, 811-08413 and 333-37453.
                                                                                 o Foundation Fund, 811-08413 and 333-37453.
Semi-annual report for Tax Strategic Foundation Fund,                            o Tax Strategic Foundation Fund, 811-08413 and
dated April 30, 2004.                                                              333-37453.

Annual reports for Balanced Fund and Foundation Fund, dated March 31, 2004.

Annual report for Tax Strategic Foundation Fund dated October 31, 2004.

Statement of additional information, dated February 18, 2005, which relates to this prospectus/proxy statement and the Mergers.
--------------------------------------------------------------------- --------------------------------------------------------------

     Information relating to each Fund contained in each Fund's annual reports, semi-annual reports, prospectuses and statements of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

     The SEC has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

     The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

     The address of each Fund is 200 Berkeley Street, Boston, Massachusetts
                    02116-5034 (Telephone: 800.343.2898).
               PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 18, 2005



                                TABLE OF CONTENTS
SUMMARY...................................................................................................3
     What are the key features of each Merger?............................................................3
     After each Merger, what class of shares of Balanced Fund will I own?.................................3
     How do the Funds' investment goals, principal investment strategies and risks compare?...............3
     How do the Funds' sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same way?.................................................................................................6
     How do the Funds' performance records compare?.......................................................8
     Who will be the Investment Advisor, Sub-Advisor and Portfolio Manager of my Fund after the applicable Merger?
     What will the advisory fee be after the applicable Merger?...........................................10
     Are there any legal proceedings that have commenced against the Evergreen funds and/or
     EIMC? ...............................................................................................11
     What will be the primary federal income tax consequences of the Mergers?.............................12
RISKS.....................................................................................................12
     What are the primary risks of investing in each Fund?................................................12
     Are there any other risks of investing in each Fund?.................................................14

MERGER INFORMATION........................................................................................15

     Reasons for the Mergers..............................................................................15
     Agreements and Plan of Reorganization................................................................16
     Federal Income Tax Consequences......................................................................17
     Pro Forma Capitalization.............................................................................19
     Distribution of Shares...............................................................................21
     Calculating the Share Price..........................................................................22
     Purchase and Redemption Procedures...................................................................23
     Short-Term Trading...................................................................................23
     Exchange Privileges..................................................................................24
     Dividend Policy......................................................................................24
INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................................24
     Form of Organization.................................................................................24
     Capitalization.......................................................................................24
     Shareholder Liability................................................................................24
     Shareholder Meetings and Voting Rights...............................................................25
     Liquidation..........................................................................................25
     Liability and Indemnification of Trustees............................................................25
VOTING INFORMATION CONCERNING THE MEETINGS................................................................25
     Shareholder Information..............................................................................27
FINANCIAL STATEMENTS AND EXPERTS..........................................................................29
LEGAL MATTERS.............................................................................................29
ADDITIONAL INFORMATION....................................................................................29
OTHER BUSINESS............................................................................................29
INSTRUCTIONS FOR EXECUTING PROXY CARDS....................................................................30
OTHER WAYS TO VOTE YOUR PROXY.............................................................................30
EXHIBIT A (AGREEMENT AND PLAN OF REORGANIZATION FOR EVERGREEN
     FOUNDATION FUND).....................................................................................A-1
EXHIBIT B (AGREEMENT AND PLAN OF REORGANIZATION FOR EVERGREEN TAX STRATEGIC FOUNDATION FUND)............. B-1
EXHIBIT C (MD&A FOR EVERGREEN BALANCED FUND)..............................................................C-1


                                     SUMMARY

     This section summarizes the primary features and consequences of each Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectuses, annual reports, semi-annual reports, statements of additional information and in the Agreements and Plan of Reorganization (each a "Plan").

What are the key features of each Merger?

     Each Plan sets forth the key features of a Merger. For a complete description of the Mergers, see the Plans, attached as Exhibit A and Exhibit B to this prospectus/proxy statement. Each Plan generally provides for the following:

o the transfer of all of the assets of Foundation Fund or Tax Strategic Foundation Fund, as applicable, in exchange for shares of Balanced Fund.

o the assumption by Balanced Fund of the identified liabilities of Foundation Fund or Tax Strategic Foundation Fund, as applicable. (The identified liabilities consist only of those liabilities reflected on Foundation Fund's or Tax Strategic Foundation Fund's statement of assets and liabilities determined immediately preceding the applicable Merger.)

o the liquidation of Foundation Fund and Tax Strategic Foundation Fund, as applicable, by distributing the shares of Balanced Fund to shareholders of Foundation Fund or Tax Strategic Foundation Fund.

o the assumption of the costs of the Merger by Evergreen Investment Management Company, LLC.

o the structuring of each Merger as a tax-free reorganization for federal income tax purposes.

     Each Merger is scheduled to take place on or about April 15, 2005. The Merger of each of Foundation Fund and Tax Strategic Foundation Fund into Balanced Fund will proceed individually once each receives shareholder approval.

After each Merger, what class of shares of Balanced Fund will I own?

--------------------------------------------------------------- ---------------------------------------------------------------
If you own this class of shares of Foundation Fund or Tax       You will get this class of shares of Balanced Fund:
Strategic Foundation Fund:
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class A                                                         Class A
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class B                                                         Class B
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class C                                                         Class C
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class I                                                         Class I
--------------------------------------------------------------- ---------------------------------------------------------------

     The new shares you receive will have the same total value as your Fund shares as of the close of business on the day immediately prior to the applicable Merger.

     The Board of Trustees (the "Trustees") of Evergreen Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the respective Merger would be in the best interests of Foundation Fund and Tax Strategic Foundation Fund and their Fund's shareholders, and that existing shareholders' interests will not be diluted as a result of the Mergers. Accordingly, the Trustees have submitted the Plans for the approval of shareholders of Foundation Fund's and Tax Strategic Foundation Fund's shareholders, as applicable. The Trustees of Evergreen Equity Trust have also approved the respective Plan on behalf of Balanced Fund.

How do the Funds' investment goals, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment goals and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

------------------ ---------------------------- ----------------------------------- ----------------------------------
                   Foundation Fund              Tax Strategic Foundation Fund       Balanced Fund
------------------ ---------------------------- ----------------------------------- ----------------------------------
------------------ ---------------------------- ----------------------------------- ----------------------------------
INVESTMENT GOALS   Seeks capital growth and     Seeks to achieve maximum            Seeks long-term total return
                   current income.              after-tax total return from a       through capital growth and
                                                combination of current income and   current income.
                                                capital growth.
------------------ ---------------------------- ----------------------------------- ----------------------------------
------------------ ---------------------------- ----------------------------------- ----------------------------------
PRINCIPAL          o   Invests in a             o   Invests in a combination       o   Invests in a
INVESTMENT             combination of equity        of equity and debt                 combination of equity and
STRATEGIES             and debt securities.         securities.                        debt securities chosen for
                                                                                       the potential for current
                   o   Normally invests         o   Normally anticipates               income and capital growth.
                       at least 25% of assets       that at the close of each
                       in debt securities and       quarter of its taxable year,    o  Assets invested in
                       the remainder in             at least 50% of its assets         fixed income and equity
                       equity securities.           will be invested in municipal      securities will change
                                                    securities and the remainder       based on economic condition
                   o   Equity portion               in equity securities.              and investment
                       primarily consists of                                           opportunities.
                       common stocks,           o   Equity portion primarily
                       preferred stocks and         consists of  common stocks,     o  Normally invests at
                       securities convertible       preferred stocks and               least 25% of assets in
                       or exchangeable for          securities convertible to or       fixed income securities.
                       common stocks of large       exchangeable for common
                       U.S. companies, whose        stocks of large U.S.            o  Equity portion consists
                       market capitalizations       companies, whose market            of common stocks and
                       fall within the range        capitalizations falls within       preferred stocks of large
                       tracked by the Russell       the range of the S&P 500(R)        U.S. companies, whose
                       1000(R)Index, at the          Index.*                           market capitalization falls
                       time of purchase.                                               within the range of the S&P
                                                o   Seeks to maintain a                500(R)Index.*
                   o   Seeks to maintain            weighted average market
                       a weighted average           capitalization that falls      o     Seeks to maintain a
                       market capitalization        within the range of the S&P          weighted average market
                       that falls within the        500(R)Index*                         capitalization that falls
                       range of the Russell                                              within the range of the S&P
                       1000(R)Index.             o  Employs a diversified                500(R)Index.*
                                                    style of equity management
                   o   Employs a                    that allows it to invest in         oThe portfolio managers
                       diversified style of         growth- and value-oriented           select stocks using a
                       equity management that       equity securities.                   "growth-at-a-reasonable-price"
                       allows it to invest in                                            method.
                       both growth and value    o   At least 80% of the debt
                       stocks.                      securities portion will         o    Fixed-income portion
                                                    consist of  municipal                primarily consists of U.S.
                   o   Normally invests             securities issued by states          dollar-denominated
                       all of the                   and possessions of the U.S.          investment grade debt
                       fixed-income portion         and by the District of               securities, including debt
                       in U.S.                      Columbia, and their political        securities issued or
                       dollar-denominated           subdivisions, the interest           guaranteed by the U.S.
                       investment grade debt        from which is not subject to         Treasury or by an agency or
                       securities, including        federal income tax, other            instrumentality of the U.S.
                       debt securities issued       than the alternative minimum         government, corporate
                       or guaranteed by the         tax which are investment             bonds, mortgage-backed
                       U.S. Treasury or by an       grade at the time of purchase        securities, asset-backed
                       agency or                                                         securities, and other
                       instrumentality of the                                            income producing securities
                       U.S. government,                                                  which are investment grade
                       corporate bonds,                                                  at the time of purchase.
                       mortgage-backed
                       securities,                                               o       Maintains a biased
                       asset-backed                                                      toward corporate and
                       securities, and other                                             mortgage-backed securities
                       income producing                                                  in order to capture higher
                       securities.                                                       levels of income.

                   o   Maintains a bias                                           o      May purchase
                       toward corporate and                                              below-investment grade debt
                       mortgage-backed                                                   securities rated in the
                       securities in order to                                            three categories below
                       capture higher levels                                             investment grade or
                       of income.                                                        determined by portfolio
                                                                                         manager to be of comparable
                   o   Limits duration                                                   quality.
                       to a two-year minimum
                       and a six-year maximum                                       o   Limits duration to a
                       while the weighted                                                two-year minimum and a
                       average maturity is                                               six-year maximum while the
                       expected to be longer                                             weighted average maturity
                       than the weighted                                                 is expected to be longer
                       average duration.                                                 than the weighted average
                                                                                         duration.
------------------ ---------------------------- ----------------------------------- ----------------------------------

 * "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's, 500" and "500" are trademarks of The McGraw-Hill Companies, and have been licensed for use by Evergreen Investments Management Company, LLC. The product is not sponsored, endorsed, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

     Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

     A portion of the securities held by Foundation Fund or Tax Strategic Foundation Fund may be disposed of in connection with the Mergers. This could result in additional portfolio transaction costs to the Funds and capital gains to shareholders. With respect to Tax Strategic Foundation Fund, a portion of the securities disposed of in connection with the Merger could be municipal securities, the interest from which is not subject to federal income tax, other than the alternative minimum tax. This would result in shareholders losing the tax advantages associated with these types of portfolio securities. Also, since the investment objective for Tax Strategic Foundation Fund is to seek maximum after-tax total return from a combination of current investment and capital growth, whereas the investment objective for Balanced Fund is to seek long-term total return through capital growth and current income without specific regard to the after-tax nature of such total return, the merger of these Funds would result in a shareholder potentially losing this tax advantage.

     The following table highlights the comparison between the Funds with respect to the risks associated with their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information.

----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Risk                    Explanation                                       Foundation Fund  Tax           Balanced Fund
                                                                                           Strategic
                                                                                           Foundation
                                                                                           Fund
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Stock Market Risk       When economic growth slows, or interest or              X               X               X
                        inflation rates increase, equity securities held
                        by the Funds tend to decline in value and may
                        cause a decrease in dividends paid by the Funds.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Market Capitalization   Investments primarily in one market                     X               X               X
Risk                    capitalization category may decline in value if
                        that category falls out of favor.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Investment Style Risk   Certain styles such as growth or value may              X               X               X
                        fall out of favor causing securities held by the Funds
                        to decline.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Interest Rate Risk      Interest rate risk is triggered by the                  X               X               X
                        tendency for the value of debt securities and certain
                        dividend paying stocks to fall when interest rates go
                        up.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Credit Risk             The value of a debt security is directly affected       X               X               X
                        by the issuer's ability to repay principal and pay
                        interest on time.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------

----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Mortgage-Backed and     The Fund may be exposed to a lower rate of              X                                X
Asset-Backed            return if the mortgages are repaid earlier than
Securities Risk         anticipated and may be more sensitive to
                        interest rate changes.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Below-investment        Markets may react to unfavorable news about                                             X
Grade Bond Risk         issuers of below investment grade bonds,
                        causing sudden and steep declines in value and which may
                        result in a decreased liquidity of such bonds.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------

     For a detailed comparison of the Funds' risks, see the section entitled "Risks."

     The Funds have other investment policies, practices and restrictions which,
together  with  their  related  risks,   are  also  set  forth  in  each  Fund's
prospectuses and statements of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

     The sales charges for the comparable classes of each Fund are the same. Each Fund offers four classes of shares. You will not pay any front-end or deferred sales charge in connection with the Mergers. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see the sections entitled "Purchase and Redemption Procedures" and "Exchange Privileges."

     The following tables allow you to compare the sales charges and expenses of the Funds. The tables entitled "Balanced Fund Pro Forma" also show you what the expenses are estimated to be assuming any or both of the Mergers take place. The difference in expenses for "Balanced Fund Pro Forma" from the information presented below should either of the proposed Mergers proceed alone is estimated to be .01% or less.

Shareholder Fees (fees paid directly from your investment)

-------------------------------------------------------------------     ------------------------------------------------------------
Foundation Fund                                                         Tax Strategic Foundation Fund
-------------------------------------------------------------------     ------------------------------------------------------------
---------------------- ----------- ----------- ---------- ---------     ----------------- ---------- ---------- ---------- ---------
Shareholder            Class A     Class B     Class C    Class I       Shareholder       Class A    Class B    Class C    Class I
Transaction Expenses                                                    Transaction
                                                                        Expenses
Maximum sales charge   5.75%(1)    None        None       None          Maximum sales     5.75%(1)   None       None       None
imposed on purchases                                                    charge imposed
(as a % of offering                                                     on purchases
price)                                                                  (as a % of
                                                                        offering price)
Maximum deferred       None(1)     5.00%       1.00%      None          Maximum           None(1)    5.00%      1.00%      None
sales charge (as a %                                                    deferred sales
of either the                                                           charge (as a %
redemption amount or                                                    of either the
initial investment                                                      redemption
whichever is lower)                                                     amount or
                                                                        initial
                                                                        investment
                                                                        whichever is
                                                                        lower)
---------------------- ----------- ----------- ---------- ---------     ----------------- ---------- ---------- ---------- ---------

--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
------------------------------------ ------------ ---------- ---------- --------
Shareholder Transaction Expenses     Class A      Class B    Class C    Class I
Maximum sales charge imposed on      5.75%(1)     None       None       None
purchases (as a % of offering
price)
Maximum deferred sales charge (as    None(1)      5.00%      1.00%      None
a % of either the redemption
amount or initial investment
whichever is lower)
------------------------------------ ------------ ---------- ---------- --------

--------------------------------------------------------------------------------
Balanced Fund Pro Forma
--------------------------------------------------------------------------------
------------------------------------ ------------ ---------- ---------- --------
Shareholder Transaction Expenses     Class A      Class B    Class C    Class I
Maximum sales charge imposed on      5.75%(1)     None       None       None
purchases (as a % of offering
price)
Maximum deferred sales charge (as    None(1)      5.00%      1.00%      None
a % of either the redemption
amount or initial investment
whichever is lower)
------------------------------------ ------------ ---------- ---------- --------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------    --------------------------------------------------------
Foundation Fund (based on expenses for the fiscal year       Tax Strategic Foundation Fund (based on expenses for the
ended March 31, 2004)                                        fiscal year ended October 31, 2003)
---------------------------------------------------------    --------------------------------------------------------
---------- -------------- -------- ---------- -----------    ---------- ------------- -------- --------- ------------
                                              Total                                                      Total Fund
            Management    12b-1    Other      Fund                       Management   12b-1    Other      Operating
             Fees (1)      Fees    Expenses   Operating                   Fees (1)     Fees    Expenses   Expenses
                                               Expenses
Class A        0.51%       0.30%     0.55%      1.36%        Class A       0.55%       0.30%    0.36%       1.21%
Class B        0.51%       1.00%     0.55%      2.06%        Class B       0.55%       1.00%    0.36%       1.91%
Class C        0.51%       1.00%     0.55%      2.06%        Class C       0.55%       1.00%    0.36%       1.91%
Class I        0.51%       0.00%     0.55%      1.06%        Class I       0.55%       0.00%    0.36%       0.91%
---------- -------------- -------- ---------- -----------    ---------- ------------- -------- --------- ------------

(1) Restated to reflect current fees.

-------------------------------------------------------------------------------

                               Balanced Fund
(based on expenses for the fiscal year ended March 31, 2004)
-------------------------------------------------------------------------------
-------------------------- ------------- --------- -------------- -------------
                                                                   Total Fund
                            Management   12b-1         Other       Operating
                               Fees        Fees      Expenses       Expenses
Class A                       0.37%       0.30%        0.33%         1.00%
Class B                       0.37%       1.00%        0.33%         1.70%
Class C                       0.37%       1.00%        0.33%         1.70%
Class I                       0.37%       0.00%        0.33%         0.70%
-------------------------- ------------- --------- -------------- -------------

--------------------------------------------------------------------------------
                       Balanced Fund
                         Pro Forma
(based on what the estimated combined expenses of Balanced
  Fund would have been for the 12 months ended September
                       30, 2004)(3)
--------------------------------------------------------------------------------
--------------- --------------- ------- ---------- ------------- ---------------
                                                      Total Fund    Total Fund
                    Management    12b-1   Other       Operating      Operating
                     Fees(1)       Fees   Expenses     Expenses      Expenses
                                                       (Before        (After
                                                       Waivers)    Waivers) (2)
  --------------- --------------- ------- ---------- ------------- -------------
  --------------- --------------- ------- ---------- ------------- -------------
  Class A             0.30%       0.30%     0.43%       1.03%          0.99%
  --------------- --------------- ------- ---------- ------------- -------------
  --------------- --------------- ------- ---------- ------------- -------------
  Class B             0.30%       1.00%     0.43%       1.73%          1.69%
  --------------- --------------- ------- ---------- ------------- -------------
  --------------- --------------- ------- ---------- ------------- -------------
  Class C             0.30%       1.00%     0.43%       1.73%          1.69%
  --------------- --------------- ------- ---------- ------------- -------------
  --------------- --------------- ------- ---------- ------------- -------------
  Class I             0.30%       0.00%     0.43%       0.73%          0.69%
  --------------- --------------- ------- ---------- ------------- -------------

(1)      Restated to reflect current fees.
(2) The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in April 2005 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above.
(3)      Balanced Fund will be the accounting survivor following the Merger.


     The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Foundation Fund or Tax Strategic Foundation Fund versus Balanced Fund, both before and after the applicable Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any contractual fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

---------------------------------------------------------------    ---------------------------------------------------------------
 Foundation Fund                                                   Tax Strategic Foundation Fund
---------------------------------------------------------------    ---------------------------------------------------------------
---------- ---------------------------------- -----------------    -------- ----------------------------------- ------------------
             Assuming Redemption at End of      Assuming No                    Assuming Redemption at End of       Assuming No
                        Period                   Redemption                                Period                  Redemption
---------- ---------------------------------- -----------------    -------- ----------------------------------- ------------------
---------- -------- -------- -------- ------- -------- --------    --------           -------- ------- -------- -------- ---------
After:     Class A  Class B  Class C  Class   Class B  Class C     After:   Class A   Class B  Class   Class I  Class B  Class C
                                       I C
1 year     $706     $709     $309     $108    $209     $209        1 year   $691      $694     $294    $93      $194     $194
3 years    $981     $946     $646     $337    $646     $646        3 years  $937      $900     $600    $290     $600     $600
5 years    $1,277   $1,308   $1,108   $585    $1,108   $1,108      5 years  $1,202    $1,232   $1,032  $504     $1,032   $1,032
10 years   $2,116   $2,210   $2,390   $1,294  $2,210   $2,390      10       $1,957    $2,051   $2,233  $1,120   $2,051   $2,233
                                                                   years
---------- -------- -------- -------- ------- -------- --------    -------- --------- -------- ------- -------- -------- ---------

                     -------------------------------------------------------------------------------------
                                                        Balanced Fund
                     -------------------------------------------------------------------------------------
                     ------------------- ------------------------------------------- ---------------------
                                             Assuming Redemption at End of Period        Assuming No
                                                                                          Redemption
                     ------------------- ------------------------------------------- ---------------------
                     ------------------- ----------- ---------- ---------- --------- ---------- ----------
                     After:              Class A     Class B    Class C    Class I   Class B    Class C
                     1 year                 $671       $673       $273       $72       $173       $173
                     3 years                $875       $836       $536       $224      $536       $536
                     5 years               $1,096     $1,123      $923       $390      $923       $923
                     10 years              $1,729     $1,823     $2,009      $871     $1,823     $2,009
                     ------------------- ----------- ---------- ---------- --------- ---------- ----------

                     -------------------------------------------------------------------------------------
                                                        Balanced Fund
                                                          Pro Forma
                     -------------------------------------------------------------------------------------
                     ------------------- ------------------------------------------- ---------------------
                                             Assuming Redemption at End of Period        Assuming No
                                                                                          Redemption
                     ------------------- ------------------------------------------- ---------------------
                     ------------------- ----------- ---------- ---------- --------- ---------- ----------
                     After:              Class A     Class B    Class C    Class I   Class B    Class C
                     1 year                 $670       $672       $272       $70       $172       $172
                     3 years                $876       $837       $537       $225      $537       $537
                     5 years               $1,103     $1,131      $931       $398      $931       $931
                     10 years              $1,755     $1,849     $2,034      $899     $1,849     $2,034
                     ------------------- ----------- ---------- ---------- --------- ---------- ----------

How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

     The tables below show the percentage gain or loss for Foundation Fund's and Tax Strategic Foundation Fund's Class I shares and for Balanced Fund's Class B shares in each of the last ten calendar years. For Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund the classes shown are the oldest class. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns for Balanced Fund's Class B shares would be lower if sales charges were included. Class I shares are not subject to any sales charges. The expenses of Foundation Fund's and Tax Strategic Foundation Fund's Class I shares are lower than the expenses of Balanced Fund's Class B shares due in part to the difference in the 12b-1 fees. The 12b-1 fees paid by Class B shares are 1.00% and Class I shares do not pay 12b-1 fees.

-------- ---------------------------------------------------------------------------------------------------------------------- ----
                                  Foundation Fund (Class I).. Tax Strategic Foundation Fund (Class I)
-------- ---------------------------------------------------------------------------------------------------------------------- ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
45       `95    `96   `97   `98  `99   `00   `01    `02   `03    `04         `95   `96  `97   `98  `99   `00  `01   `02  `03    04
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
40%                                                                     45%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
30%                                                                     30%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
20%      29.69        25.66                                             20%  27.30      20.52
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
15%             11.53                                     17.73         15%        15.77                                 16.15

-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
10%                         12.2113.69                                  10%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
5%                                                               6.54   5%                    6.10                              7.46

-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
0                                                                       0                          4.27  -0.02
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-5%                                    -4.82 -9.45                      -5%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-10%                                                -11.73              -10%                                  -5.27 -6.36
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-15%                                                                    -15%

-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-20%                                                                    -20%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----
-30%
-------- ------ ----- ----- ---- ----- ----- ------ ----- ------ ------ ---- ----- ---- ----- ---- ----- ---- ----- ---- ------ ----

Best Quarter:        4th Quarter 1999     +11.74%           Best Quarter:     4th Quarter 1998        +8.52%
Worst Quarter:       1st Quarter 2001      -9.18%           Worst Quarter:    3rd  Quarter 1998       -6.18%

------ -------------------------------------------------------------------------
                                Balanced Fund (Class B)
------ -------------------------------------------------------------------------
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
       `95    `96     `97     `98    `99     `00    `01     `02     `03     `04
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
45%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
30%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
20%    27.13
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
15%           15.81   19.01                                         16.52
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
10%                           12.74  11.08
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
5%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
0                                            -1.71                          5.31
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
-5%                                                 -7.38
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
-10%                                                        -11.11
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
-15%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
-20%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----
-30%
------ ------ ------- ------- ------ ------- ------ ------- ------- ------- ----

Best Quarter:        2nd Quarter 1997   +10.35%
Worst Quarter:       3rd Quarter 2002    -8.91%

     The following tables lists each Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges, if any. The after-tax returns shown are for Class I of Foundation Fund and Tax Strategic Foundation Fund, the Funds' oldest class and for Class B of Balanced Fund, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Foundation Fund's performance with the Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000), Tax Strategic Foundation Fund's performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Municipal Bond Index (LBMBI) and Balanced Fund's performance with the S&P 500 and LBABI. LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities and asset-backed Securities. The Russell 1000 is an unmanaged market capitalization-weighted index measuring the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. LBMBI is an unmanaged, broad market performance benchmark for the investment grade tax-exempt bond market. The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2004)

--------------------------------------------------------------------  --------------------------------------------------------------
Foundation Fund(1)                                                    Tax Strategic Foundation Fund(1)
--------------------------------------------------------------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
                Inception     1 year   5 year  10 year  Performance                Inception  1 year    5 year   10      Performance
                Date of                                 Since                      Date of                        year   Since
                Class                                   1/2/1990                   Class                                 11/2/1993
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class A         1/3/1995      0.09%    -2.42%   7.32%      9.77%      Class A      1/17/1995   0.98%    0.58%    7.14%      7.03%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class B         1/3/1995      0.51%    -2.31%   7.15%      9.65%      Class B      1/6/1995    1.41%    0.66%    7.02%      6.92%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class C         1/3/1995      4.48%    -1.99%   7.13%      9.64%      Class C      3/3/1995    5.41%    1.04%    7.01%      6.92%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class I         1/2/1990      6.54%    -1.00%   8.23%     10.39%      Class I      11/2/1993   7.46%    2.05%    8.08%      7.87%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class I         1/2/1990      6.16%    -2.16%   6.77%       N/A       Class I      11/2/1993   6.69%    1.79%    7.53%       N/A
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------------------------------------------------------------  --------------------------------------------------------------
(after taxes on distributions)(3)                                     (after taxes on distributions)(3)
--------------------------------------------------------------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Class I         1/2/1990      4.56%    -1.32%   6.47%       N/A       Class I       11/2/93    4.98%    1.82%    7.02%       N/A
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------------------------------------------------------------  --------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)(3)             (after taxes on distributions and sale of Fund shares)(3)
--------------------------------------------------------------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
LBABI                         4.34%    7.71%    7.72%      7.71%      S&P 500                 10.88%    -2.30%   12.07%     10.90%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
Russell 1000                  11.40%   1.76%   12.16%     10.97%      LBMBI                    4.48%    7.20%    7.06%      5.91%
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------

--------------------------------------------------------------------
Balanced Fund(2)
--------------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------
                Inception     1 year   5 year  10 year  Performance
                Date of                                    Since
                Class                                    9/11/1935
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
Class A         1/20/1998     -0.09%   -0.55%   8.03%      7.92%
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
Class B         9/11/1935     0.31%    -0.46%   8.10%      7.93%
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
Class B         9/11/1935     -0.05%   -1.76%   5.77%       N/A
--------------- ------------ --------- ------- -------- ------------
--------------------------------------------------------------------
(after taxes on distributions)(3)
--------------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------
Class B         9/11/1935     0.31%    -1.01%   5.99%       N/A
--------------- ------------ --------- ------- -------- ------------
--------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)(3)
--------------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------
Class C         1/22/1998     4.44%    -0.10%   8.13%      7.93%
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
Class I         1/26/1998     6.40%    0.86%    8.85%      8.03%
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
S&P 500                       10.88%   -2.30%  12.07%       N/A
--------------- ------------ --------- ------- -------- ------------
--------------- ------------ --------- ------- -------- ------------
LBABI                         4.34%    7.71%    7.72%       N/A
--------------- ------------ --------- ------- -------- ------------

(1) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original share class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and Class C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.
(2) Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original share class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.
(3) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangement, such as 401(k) plans or IRAs.

     For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

     Important information about Balanced Fund is also contained in management's discussion of Balanced Fund's performance, attached as Exhibit C to this prospectus/proxy statement. This information also appears in Balanced Fund's most recent annual report.

Who will be the Investment Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Mergers? What will the advisory fee be after the Mergers?

Management of the Funds

     The overall management of each of Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust (the "Trust").

Investment Advisor

     Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the fourth largest bank holding company in the United States based on total assets as of December 31, 2004.
o    Has been managing mutual funds and private accounts since 1932.
o Manages over $104.6 billion in assets of the Evergreen funds as of December 31, 2004.
o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.
--------------------------------------------------------------------------------

Sub-Advisor

     Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to Balanced Fund. TAG manages the fixed income portion of the Fund. There is no additional charge to the Fund for services provided by TAG. TAG has been managing fixed income accounts since 1976 and managed over $7.9 billion in assets for 8 of the Evergreen funds as of 12/31/2004. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

Portfolio Management

         The day-to-day management of Balanced Fund is handled by:

o The equity portion of the Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

o The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

Advisory Fees

         For its management and supervision of the daily business affairs of Balanced Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o 1.5% of gross dividend and interest income plus a percentage of the Fund's average daily net assets as follows:
         0.41% of the first $500 million of average daily net assets; plus
         0.26% of the next $500 million of average daily net assets; plus
         0.21% of amounts over $1 billion.
--------------------------------------------------------------------------------

         For the fiscal year ended March 31, 2004, the aggregate advisory fee paid to EIMC by Balanced Fund was:

o        0.37% of the Fund's average daily net assets.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sub-Advisory Fees

       EIMC pays a portion of its advisory fee to TAG for its services.


Are there any legal proceedings that have commenced against the Evergreen funds and/or EIMC?

     Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

     In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by the fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

     Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

     In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

     Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.


What will be the primary federal income tax consequences of the Mergers?

     Prior to or at the time of the Mergers, Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund will have received an opinion from Sullivan & Worcester LLP that the Mergers have been structured so that no gain or loss will be recognized by Foundation Fund or Tax Strategic Foundation Fund or their shareholders for federal income tax purposes as a result of receiving Balanced Fund shares in connection with the Mergers, as applicable. The holding period and aggregate tax basis of shares of Balanced Fund that are received by a Foundation Fund or Tax Strategic Foundation Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Foundation Fund or Tax Strategic Foundation Fund previously held by such shareholder, provided that shares of Foundation Fund or Tax Strategic Foundation Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Foundation Fund or Tax Strategic Foundation Fund in the hands of Balanced Fund as a result of the Mergers will be the same as they were in the hands of Foundation Fund or Tax Strategic Foundation Fund immediately prior to the Mergers. No gain or loss will be recognized by Balanced Fund upon the receipt of the assets of Foundation Fund or Tax Strategic Foundation Fund in exchange for shares of Balanced Fund and the assumption by Balanced Fund of Foundation Fund's and Tax Strategic Foundation Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

     An investment in each Fund is subject to certain risks. The risk factors for the Funds are similar due to the similarity of the Funds' investment goals and policies. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment goals. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------- --------------------------------------- -----------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                 Balanced Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------
                                    Each Fund is subject to Stock Market Risk.
                    Each Fund invests a substantial amount of its assets in equity securities.
--------------------------------------------------------------------------------------------------------------------

     Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return on a shareholder's investment in a Fund could decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

---------------------------------------- --------------------------------------- -----------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                 Balanced Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------
               Each Fund is subject to Market Capitalization Risk.
       Each Fund invests primarily in the stock of large U.S. companies.
--------------------------------------------------------------------------------------------------------------------

     Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies.

---------------------------------------- --------------------------------------- -------------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                  Balanced Fund
---------------------------------------- --------------------------------------- -------------------------------------
----------------------------------------------------------------------------------------------------------------------
                 Each Fund is subject to Investment Style Risk.
                      The Foundation Fund and Tax Strategic
                  Foundation Fund invests in a blend of value-
                           and growth-oriented stocks.
              The Balanced Fund selects stocks using a "growth of a
                           reasonable price" method.
----------------------------------------------------------------------------------------------------------------------

     Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

---------------------------------------- --------------------------------------- -------------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                  Balanced Fund
---------------------------------------- --------------------------------------- -------------------------------------
----------------------------------------------------------------------------------------------------------------------
                   Each Fund is subject to Interest Rate Risk
                Foundation Fund invests at least 25% of its assets
                               in debt securities
              Tax Strategic Foundation Fund invests as least 50% of
                its assets in municipal debt securities Balanced
                 Fund invests at least 25% of its assets in debt
                                   securities.
----------------------------------------------------------------------------------------------------------------------

         When interest rates go up, the value of debt securities tend to fall. Since each Fund invests a portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

---------------------------------------- --------------------------------------- -------------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                  Balanced Fund
---------------------------------------- --------------------------------------- -------------------------------------
----------------------------------------------------------------------------------------------------------------------
                      Each Fund is subject to Credit Risk.
                Foundation Fund invests at least 25%of its assets
        in debt securities Tax Strategic Foundation Fund invests as least
                 50% of its assets in municipal debt securities
            Balanced Fund invests at least 25% of its assets in fixed
                               income securities.
----------------------------------------------------------------------------------------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis.

---------------------------------------- --------------------------------------- ----------------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                    Balanced Fund
---------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------- --------------------------------------- ----------------------------------------

o        Is subject to Mortgage-Backed   o              Is NOT subject to           Is subject to Mortgage-Backed and
          and Asset-Backed Securities                  Mortgage-Backed and            Asset-Backed Securities Risk.
                     Risk.                        Asset-Backed Securities Risk.

---------------------------------------- --------------------------------------- ----------------------------------------

     Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

---------------------------------------- --------------------------------------- ----------------------------------------
            Foundation Fund                  Tax Strategic Foundation Fund                    Balanced Fund
---------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------- --------------------------------------- ----------------------------------------
                                                                                 o        Is subject to
o              Is NOT subject to         o              Is NOT subject to                 Below-Investment Grade Bond
          Below-Investment Grade Bond              Below-Investment Grade Bond            Risk. Balanced Fund may invest
                     Risk.                                                                its assets in below investment
                                                                                          grade bonds.
---------------------------------------- --------------------------------------- ----------------------------------------

     Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds. In addition, since Growth and Income Fund may invest in below investment grade bonds, the Fund is also more susceptible to interest rate risk and credit risk.

Are there any other risks of investing in each Fund?

     Each Fund may invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of the derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

     Although not a principal investment strategy, Balanced Fund and Tax Strategic Foundation Fund may engage in dollar roll transactions, which allow them to sell a mortgage-backed security to a dealer and sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon an maturity, on a specified date.

     Although not a principal investment strategy, Balanced Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar may result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In additional a Fund may incur costs associated with currency heeding and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase and sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

     The Funds generally do not take portfolio turnover into account when making investment decisions, but the Funds can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


                               MERGER INFORMATION

Reasons for the Merger

     At a Board of Trustees meeting held on December 8 and 9, 2004, all of the Trustees of Evergreen Equity Trust, including the Independent Trustees, considered and approved the Mergers; they determined that each Merger was in the best interests of shareholders of each of Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund and that the interests of existing shareholders of each of Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund would not be diluted as a result of the transactions contemplated by each Merger.

     Before approving the Plans, the Trustees reviewed informational materials about the Funds and the proposed Mergers. These materials set forth a comparison of various factors, the relative size of Balanced Fund compared to Foundation Fund and Tax Strategic Foundation Fund as well as the similarity of the Funds' investment goals and principal investment strategies, and specific portfolio characteristics including median market capitalization of the securities currently held by the Funds and the style of equity management. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining the Funds. As of October 8, 2004, Balanced Fund's total net assets were approximately $903 million and Foundation Fund's total net assets were approximately $1,044.7 million and Tax Strategic Foundation Fund's total net assets were approximately $110 million. By merging into Balanced Fund, shareholders of Tax Strategic Foundation Fund and Foundation Fund would have the benefit of a larger combined fund with similar investment goals and policies, and greater investment flexibility.

     The Trustees also considered the relative performance of the Funds. They noted that the performance for Balanced Fund has been higher than the performance for Foundation Fund in the past three- and five-year periods ended September 30, 2004. Balanced Fund performance for the past one year and year-to-date period ended September 30, 2004 has been lower than that of Foundation Fund. Balanced Fund performance for the past one-, three-, five- and year-to-date periods ended September 30, 2004 has been lower than that of Tax
Strategic Foundation Fund. For the one-year period ended on that date, the average annual total return for Class I shares of Foundation Fund was 9.01% and the average annual total return for Class I shares of Tax Strategic Foundation Fund was 8.64% while the average annual total return for Class I shares of Balanced Fund was 8.51%. For the three- and five year periods ended that same date, the average annual total return for the Class I shares of Foundation Fund 2.96% and 0.08%, respectively, while the average annual total return for Class I shares of Tax Strategic Foundation Fund was 4.83% and 2.15%, respectively. The average annual total return for Class I shares of Balanced Fund was 4.10% and 1.69%, respectively.

     The Trustees also considered the relative expenses for Foundation Fund, Balanced Fund and Tax Strategic Foundation Fund. They noted that the total expense ratio of Foundation Fund and of Tax Strategic Foundation Fund are significantly higher than that of Balanced Fund. In addition, the Trustees noted that if the Mergers takes place, EIMC has agreed to waive the management fee and/or reimburse expenses for a period of two years in order to maintain the expense ratio of Balanced Fund at 0.99% for Class A shares, 1.69% for Class B and C shares and 0.69% for Class I shares.

     In addition, assuming that an alternative to the Mergers would be for Foundation Fund and Evergreen Tax Strategic Foundation Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

     The Trustees considered the fact that since the investment objective for Tax Strategic Foundation Fund is to seek maximum after-tax total return from a combination of current investment and capital growth, whereas the investment objective for Balanced Fund is to seek long-term total return through capital growth and current income without specific regard to the after-tax nature of such total return, the merger of these Funds would result in a shareholder potentially losing this tax advantage. However, the Trustees concluded that the Tax Strategic Foundation Fund has been decreasing in its assets level, the Fund cannot continue to be viable given its size and the expenses which would have to be borne by a smaller shareholder base. The Trustees noted that the Merger would provide the shareholders with a Fund that has lower expenses similar investment goals. The Trustees also considered the fact that the Merger would be tax free, for federal income tax purposes, whereas a liquidation of the Fund would not.

         In addition, the Trustees, including the Independent Trustees, considered among other things:

o    the terms and conditions of each Merger;

o the fact that EIMC will bear the expenses incurred by Foundation Fund, Tax Strategic Fund and Balanced Fund in connection with the applicable Merger;

o the fact that Balanced Fund will assume the identified liabilities of Foundation Fund and Tax Strategic Fund;

o the fact that each Merger is expected to be tax-free for federal income tax purposes;

o the relative tax situations of Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund including realized and unrealized gains and losses; and

o alternatives available to shareholders of Foundation Fund and Tax Strategic Foundation Fund, including the ability to redeem their shares.

     During their consideration of each Merger, the Trustees met with Fund counsel, and the Independent Trustees met with counsel to the Independent Trustees, regarding the legal issues involved.

     Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Mergers would be in the best interests of Foundation Fund and Tax Strategic Foundation Fund and its shareholders, as applicable.

     The Trustees of Evergreen Equity Trust also approved each Merger on behalf of Balanced Fund.

Agreements and Plan of Reorganization

         The following summary is qualified in its entirety by reference to each Plan (Exhibit A and Exhibit B hereto).

     Each Plan provides that Balanced Fund will acquire all of the assets of Foundation Fund or Tax Strategic Foundation Fund in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Foundation Fund and Tax Strategic Foundation Fund on or about April 15, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Foundation Fund and Tax Strategic Foundation Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Balanced Fund will not assume any liabilities or obligations of Foundation Fund or Tax Strategic Foundation Fund other than those reflected in an unaudited statement of assets and liabilities of prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     The number of full and fractional shares of each class of Balanced Fund to be received by the shareholders of Foundation Fund and Tax Strategic Foundation Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Foundation Fund and Tax Strategic Foundation Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Foundation Fund and Tax Strategic Foundation Fund by the net asset value per share of the respective class of shares of Balanced Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Balanced Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

     At or prior to the Closing Date, Foundation Fund and Tax Strategic Foundation Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

     As soon after the Closing Date as conveniently practicable, Foundation Fund and Tax Strategic Foundation Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Balanced Fund received by Foundation Fund and Tax Strategic Foundation Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Foundation Fund's and Tax Strategic Foundation Fund's shareholders on Balanced Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Balanced Fund due to the Fund's shareholders. All issued and outstanding shares of Foundation Fund and Tax Strategic Foundation Fund, including those represented by certificates, will be canceled. The shares of Balanced Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Foundation Fund and Tax Strategic Foundation Fund will be terminated.

     The consummation of each Merger is subject to the conditions set forth in each Plan, including approval by Foundation Fund's and Tax Strategic Foundation Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Foundation Fund's and Tax Strategic Foundation Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of Foundation Fund or Tax Strategic Foundation Fund, as applicable, and Balanced Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not each Merger is consummated, EIMC will pay the expenses incurred by Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund in connection with each Merger (including the cost of any proxy-soliciting agent). No portion of the expenses, except portfolio transaction costs incurred in disposing of securities, will be borne directly or indirectly by Foundation Fund, Tax Strategic Foundation Fund or Balanced Fund or their respective shareholders.

     If Foundation Fund or Tax Strategic Foundation Fund shareholders do not approve the applicable Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

     Each Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the applicable Merger, Foundation Fund or Tax Strategic Foundation Fund and Balanced Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of each Merger:

          (1) The transfer of all of the assets of Foundation Fund or Tax Strategic Foundation Fund solely in exchange for shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Foundation Fund or Tax Strategic Foundation Fund, as applicable, followed by the distribution of Balanced Fund's shares to the shareholders of Foundation Fund or Tax Strategic Foundation Fund, as applicable, in liquidation of Foundation Fund or Tax Strategic Foundation Fund, respectively, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code (with respect to Evergreen Tax Strategic Foundation Fund and section 368(a)(1)(D) with respect to Evergreen Foundation Fund), and Balanced Fund, Foundation Fund or Tax Strategic Foundation Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Balanced Fund upon the receipt of the assets of Foundation Fund or Tax Strategic Foundation Fund, as applicable, solely in exchange for the shares of Balanced Fund and the assumption by Balanced Fund of the identified liabilities of Foundation Fund or Tax Strategic Foundation Fund, as applicable;

         (3) No gain or loss will be recognized by Foundation Fund or Tax Strategic Foundation Fund, as applicable on the transfer of its assets to Balanced Fund in exchange for Balanced Fund's shares and the assumption by Balanced Fund of the identified liabilities of Foundation Fund or Tax Strategic Foundation Fund or upon the distribution (whether actual or constructive) of Balanced Fund's shares to Foundation Fund's or Tax Strategic Foundation Fund's, shareholders, as applicable, in exchange for their shares of Foundation Fund or Tax Strategic Foundation Fund;

         (4) No gain or loss will be recognized by Foundation Fund's or Tax Strategic Foundation Fund's shareholders, as applicable, upon the exchange of their shares of Foundation Fund or Tax Strategic Foundation Fund, as applicable for shares of Balanced Fund in liquidation of Foundation Fund or Tax Strategic Foundation Fund;

         (5) The aggregate tax basis of the shares of Balanced Fund received by each shareholder of Foundation Fund or Tax Strategic Foundation Fund, as applicable, pursuant to the respective Merger will be the same as the aggregate tax basis of the shares of Foundation Fund or Tax Strategic Foundation Fund, as applicable, held by such shareholder immediately prior to the Merger, and the holding period of the shares of Balanced Fund received by each shareholder of Foundation Fund or Tax Strategic Foundation Fund, as applicable, will include the period during which the shares of Foundation Fund or Tax Strategic Foundation Fund exchanged therefore were held by such shareholder (provided that the shares of Foundation Fund and Tax Strategic Foundation Fund were held as a capital asset on the date of the applicable Merger); and

         (6) The tax basis of the assets of Foundation Fund or Tax Strategic Foundation Fund, as applicable, acquired by Balanced Fund will be the same as the tax basis of such assets to Foundation Fund or Tax Strategic Foundation Fund, as applicable, immediately prior to the respective Merger, and the holding period of such assets in the hands of Balanced Fund will include the period during which the assets were held by Foundation Fund or Tax Strategic Foundation Fund, as applicable.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Foundation Fund or Tax Strategic Foundation Fund, as applicable, would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Balanced Fund shares he or she received. Shareholders of Foundation Fund and Tax Strategic Foundation Fund should consult their tax advisors regarding the effect, if any, of the applicable proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of each proposed Merger, shareholders of Foundation Fund and Tax Strategic Foundation Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the applicable Merger.

     As of October 31, 2004, Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund had capital loss carryforwards of approximately $103.6 million, $2.8 million and $111.4 million, respectively. The utilization of these capital loss carryforwards by Balanced Fund following each Merger will be subject to various limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

         1) For Balanced Fund's taxable year that includes the date of the Merger, utilization of Tax Strategic Foundation Fund's capital loss carryforward would be limited to approximately $4.4 million. For subsequent years, the limitation would be $4.6 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss carryforwards will fully expire by March 31, 2010, at which time it will no longer be available to offset future gains.

         2) For Balanced Fund's taxable year that includes the date of the Merger, utilization of its own capital loss carryforwards would be limited to approximately $36.5 million. For subsequent years, the limitation would be $38.0 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss carryforward will fully expire by March 31, 2011, at which time it will no longer be available to offset future gains.

         3) For Balanced Fund's taxable year that includes the date of the Merger, utilization of Balanced Fund and Tax Strategic Foundation Fund capital loss carryforwards would be limited to Balanced Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger and the denominator which is 365.

         4) For Balanced Fund's taxable years ending after the date of the Merger, the capital loss carryforward may be used only to offset gains attributable to post-Merger appreciation of the combined assets and the pre-Merger appreciation attributable to the respective Fund whose capital loss carryforward is being utilized. This limitation expires five years after the date of the Merger.

     The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro Forma Capitalization

     The following table sets forth the capitalizations of Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund as of September 30, 2004, the capitalization of Balanced Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.02, 2.01, 2.01 and 2.03 for Class A, Class B, Class C and Class I shares, respectively, of Balanced Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Foundation Fund; and an exchange ratio of approximately 1.94, 1.94, 1.93 and
1.96 for Class A, Class B, Class C and Class I shares of Balanced Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Tax Strategic Foundation Fund.

        Capitalization of Foundation Fund, Tax Strategic Foundation Fund,
                   Balanced Fund and Balanced Fund (Pro Forma)

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                       Foundation Fund     Tax Strategic       Balanced Fund       Adjustments        Balanced Fund
                                          Foundation Fund                                              (Pro Forma)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Net Assets
Class A                    $387,300,787         $45,553,003       $620,284,095                 N/A     $1,053,137,885
Class B                    $338,790,558         $52,101,881        $86,559,942                 N/A       $477,452,381
Class C                     $85,616,088          $9,749,568        $14,350,179                 N/A       $109,715,835
Class I                    $222,107,797          $1,708,360       $172,381,780                 N/A       $396,197,937
                           ------------          ----------       ------------                           ------------
Total Net Assets         $1,033,815,230        $109,112,812       $893,575,996                 N/A     $2,036,504,038
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Net Asset Value Per
Share
Class A                          $16.24              $15.58              $8.02                 N/A              $8.02
Class B                          $16.15              $15.57              $8.02                 N/A              $8.02
Class C                          $16.14              $15.54              $8.03                 N/A              $8.03
Class I                          $16.24              $15.62              $7.99                 N/A              $7.99
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Shares Outstanding
Class A                      23,848,733           2,923,059         77,343,264          27,200,689        131,315,745
Class B                      20,972,368           3,346,757         10,794,429          24,427,171         59,540,725
Class C                       5,303,847             627,236          1,786,212           5,939,347         13,656,642
Class I                      13,679,619             109,338         21,579,809          14,229,731         49,598,497
                             ----------             -------         ----------          ----------         ----------
Total Shares                 63,804,567           7,006,390        111,503,714          71,796,938        254,111,609
Outstanding
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

     The following table sets forth the capitalizations of Foundation Fund and Balanced Fund as of September 30, 2004 and the capitalization of Balanced Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.02, 2.01, 2.01 and 2.03 for Class A, Class B, Class C and Class I shares, respectively, of Balanced Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Foundation Fund.

          Capitalization of Foundation Fund, Balanced Fund and Balanced
                                Fund (Pro Forma)

----------------------------------- -------------------- -------------------- --------------------- --------------------
                                      Foundation Fund       Balanced Fund         Adjustments          Balanced Fund
                                                                                                        (Pro Forma)
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Assets
Class A                                    $387,300,787         $620,284,095                   N/A       $1,007,584,882
Class B                                    $338,790,558          $86,559,942                   N/A         $425,350,500
Class C                                     $85,616,088          $14,350,179                   N/A          $99,966,267
Class I                                    $222,107,797        $172,381,780                    N/A        $394,489,577
                                           -----------         -------------                              ------------
Total Net Assets                         $1,033,815,230         $893,575,996                   N/A       $1,927,391,226
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Asset Value Per Share
Class A                                          $16.24                $8.02                   N/A                $8.02
Class B                                          $16.15                $8.02                   N/A                $8.02
Class C                                          $16.14                $8.03                   N/A                $8.03
Class I                                          $16.24                $7.99                   N/A                $7.99
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Shares Outstanding
Class A                                      23,848,733           77,343,264            24,443,759          125,635,756
Class B                                      20,972,368           10,794,429            21,276,530           53,043,327
Class C                                       5,303,847            1,786,212             5,353,030           12,443,089
Class I                                     13,679,619           21,579,809             14,125,205          49,384,633
                                            -----------          -----------            ----------          ----------
Total Shares Outstanding                     63,804,567          111,503,714            65,198,524          240,506,805
----------------------------------- -------------------- -------------------- --------------------- --------------------

     The following table sets forth the capitalizations of Tax Strategic Foundation Fund and Balanced Fund as of September 30, 2004 and the capitalization of Balanced Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.94, 1.94, 1.93 and 1.96 for Class A, Class B, Class C and Class I shares, respectively, of Balanced Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Tax Strategic Foundation Fund.


       Capitalization of Tax Strategic Foundation Fund, Balanced Fund and

                            Balanced Fund (Pro Forma)

----------------------------------- -------------------- -------------------- --------------------- --------------------
                                       Tax Strategic        Balanced Fund         Adjustments          Balanced Fund
                                      Foundation Fund                                                   (Pro Forma)
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Assets
Class A                                     $45,553,003         $620,284,095                   N/A         $665,837,098
Class B                                     $52,101,881          $86,559,942                   N/A         $138,661,823
Class C                                      $9,749,568          $14,350,179                   N/A          $24,099,747
Class I                                     $1,708,360          $172,381,780                   N/A        $174,090,140
                                            -----------         -----------                    ---        ------------
Total Net Assets                           $109,112,812         $893,575,996                   N/A       $1,002,688,808
----------------------------------- -------------------- -------------------- --------------------- --------------------

----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Asset Value Per Share
Class A                                          $15.58                $8.02                   N/A                $8.02
Class B                                          $15.57                $8.02                   N/A                $8.02
Class C                                          $15.54                $8.03                   N/A                $8.03
Class I                                          $15.62                $7.99                   N/A                $7.99
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Shares Outstanding
Class A                                       2,923,059           77,343,264             2,756,930           83,023,253
Class B                                       3,346,757           10,794,429             3,150,640           17,291,826
Class C                                         627,236            1,786,212               586,318            2,999,766
Class I                                        109,338           21,579,809                104,525          21,793,672
                                               --------          -----------            ----------          ----------
Total Shares Outstanding                      7,006,390          111,503,714             6,598,413          125,108,517
----------------------------------- -------------------- -------------------- --------------------- --------------------

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of each Merger.

Distribution of Shares

     Evergreen Investment Services, Inc. ("EIS"), acts as principal underwriter of the shares of Balanced Fund, Foundation Fund and Tax Strategic Foundation Fund. EIS distributes each Fund's shares directly or through broker-dealers, banks, or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class I. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

     In the proposed Mergers, Foundation Fund and Tax Strategic Foundation Fund shareholders will receive shares of Balanced Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Mergers will be effected at net asset value without the imposition of a sales charge, Foundation Fund or Tax Strategic Foundation Fund shareholders will receive Balanced Fund shares without paying any front-end sales charge or CDSC as a result of the Mergers. Balanced Fund Class B and Class C shares received by Foundation Fund or Tax Strategic Foundation Fund shareholders as a result of the Mergers will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Foundation Fund or Tax Strategic Foundation Fund shares and will be subject to the CDSC schedule applicable to Foundation Fund or Tax Strategic Foundation Fund shares on the date of the original purchase of such shares.

     The following is a summary description of charges and fees for the Class A, Class B, Class C and Class I shares of Balanced Fund which will be received by Foundation Fund or Tax Strategic Foundation Fund shareholders in the Mergers. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

     Class A Shares. Class A shares may pay a front-end initial sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Balanced Fund. No front-end sales charge will be imposed on Class A shares of Balanced Fund received by Foundation Fund or Tax Strategic Foundation Fund shareholders as a result of the Merger.

     Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a CDSC, which ranges from 5.00% to 1.00% if shares are redeemed within six years. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Merger to shareholders of Foundation Fund or Tax Strategic Foundation Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Foundation Fund or Tax Strategic Foundation Fund were originally purchased.

     Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

     Class C Shares. Class C shares are sold without a front-end sales charge and are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1.00% CDSC if such shares are redeemed within one year. Class C shares issued to shareholders of Foundation Fund or Tax Strategic Foundation Fund in connection with the Mergers will continue to be subject to the CDSC schedule in place at the time of their original purchase. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

     Class I Shares. Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.30% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

         Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which each class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of NASD Regulation, Inc. following the Mergers, Balanced Fund may make distribution-related and shareholder servicing-related payments with respect to Foundation Fund or Tax Strategic Foundation Fund shares sold prior to the Mergers.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

     No Rule 12b-1 plan has been adopted for the Class I shares of each Fund.

Calculating the Share Price

     The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund's NAV is calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

     The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

     Shares become entitled to income distributions declared generally on the first business day following receipt by the Funds' transfer agent of payment for the shares.

     Each security held by a Fund is valued using the most current market price quotations for that security. However, the Funds will "fair value" securities when (i) quotations are not available from any outside source; (ii) quotations are stale and there is no current trading activity in the security; or (iii) closing quotations as received from an outside source do not reflect the current market value. The Fund will price these securities at a fair value according to policies established by the Fund's Board of Trustees.

     Pricing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more of the securities in the portfolio, which is used to determine the Fund's NAV, could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund which holds securities priced at fair value, this may have the effect of diluting or increasing the shareholder's investment.

         Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

     Balanced Fund, although not a principal investment strategy, may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's portfolio securities may change on days when the price of the Fund's shares is not calculated. The price of the Fund's shares will reflect any such changes when the price of the Fund's shares is next calculated, which is the next day the New York Stock Exchange is open. In addition, closing market prices for foreign securities may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. In these instances, the value of the foreign securities is determined by applying a fair value coefficient supplied by a third-party service provider. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Class A, Class B and Class C shares of each Fund is $1,000 while the minimum initial purchase requirement for Class I shares is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares - Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's prospectus. Each Fund may involuntarily redeem shareholders' accounts that have less than the minimum initial investment requirement of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Short-Term Trading Policy

     Excessive short-term trading in a Fund's shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund's shares.

     To limit the negative effects on the funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three "round trip" exchanges per calendar quarter and five "round trip" exchanges per calendar year. A "round trip" exchange occurs when an investor exchanges from one Evergreen fund to another Evergreen fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

     The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds may not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

Exchange Privileges

     Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen Fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C shares and $1,000,000 for Class I shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

     Each Fund distributes its investment company taxable income quarterly and distributes its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

     After the Mergers, shareholders of Foundation Fund and Tax Strategic Foundation Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Balanced Fund reinvested in shares of Balanced Fund. Shareholders of Foundation Fund and Tax Strategic Foundation Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Balanced Fund in cash after the Mergers, although they may, after the Mergers, elect to have such dividends and/or distributions reinvested in additional shares of Balanced Fund.

     Each of Balanced Fund, Foundation Fund and Tax Strategic Foundation Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Each Fund is a series of Evergreen Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Agreement and Declaration of Trust (referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, a Board of Trustees and applicable Delaware and federal law.

Capitalization

     The beneficial interests in Balanced Fund, Foundation Fund and Tax Strategic Foundation Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Equity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights

     Evergreen Equity Trust on behalf of Balanced Fund, Foundation Fund and Tax Strategic Foundation Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust. In addition, Evergreen Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to each Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Equity Trust, each share of Balanced Fund, Foundation Fund and Tax Strategic Foundation Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

     In the event of the liquidation of Balanced Fund, Foundation Fund or Tax Strategic Foundation Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

     This prospectus/proxy statement is being sent to shareholders of Foundation Fund and Tax Strategic Foundation Fund in connection with a solicitation of proxies by the Trustees of Evergreen Equity Trust, to be used at the Special Meetings of Shareholders (the "Meetings") to be held at 2:00 p.m., Eastern time, April 1, 2005, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Foundation Fund and Tax Strategic Foundation Fund on or about February 18, 2005. Only shareholders of record as of the close of business on January 14, 2005 (the "Record Date") will be entitled to notice of, and to vote at, the Meetings or any adjournment thereof.


     If the enclosed form of proxy is properly executed and returned in time to be voted at the Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Signed but unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of being counted as votes against the Plan, which must be approved by an affirmative vote of the majority of outstanding shares. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.


     Approval of the Mergers  will  require the  affirmative  vote of a majority
(greater than 50%) of Foundation Fund's or Tax Strategic Foundation Fund's outstanding shares, with all classes of a Fund voting together as a single class at a Meeting at which a quorum (at least 25% of the Fund's shares entitled to vote) is present.

     In voting for the Mergers, all classes of Foundation Fund or Tax Strategic Foundation Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Foundation Fund or Tax Strategic Foundation Fund (who will not be paid for their soliciting activities). In addition, Investor Connect, the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meetings, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

     If Foundation Fund and Tax Strategic Foundation Fund shareholders do not vote to approve their respective Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve a Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder who objects to a proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if a Merger is consummated, shareholders will be free to redeem the shares of Balanced Fund which they receive in the transaction at their then-current net asset value. Shares of Foundation Fund and Tax Strategic Foundation Fund may be redeemed at any time prior to the consummation of the applicable Merger. Shareholders of Foundation Fund and Tax Strategic Foundation Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the applicable Merger or exchanging such shares in the applicable Merger.

     Foundation Fund and Tax Strategic Foundation Fund do not hold annual shareholder meetings. If a Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

     The votes of the shareholders of Balanced Fund are not being solicited by this prospectus/proxy statement and are not required to carry out each Merger.

     NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Foundation Fund and Tax Strategic Foundation Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Foundation Fund and Tax Strategic Foundation Fund was outstanding:

                   --------------------------------- ------------------------------- --------------------------------
                   Class of Shares                   Evergreen Foundation Fund       Evergreen Tax Strategic
                                                                                     Foundation Fund
                   --------------------------------- ------------------------------- --------------------------------
                   --------------------------------- ------------------------------- --------------------------------
                   Class A                           23,360,650.632                  3,297,406.592
                   Class B                           17,477,245.710                  2,533,919.460
                   Class C                           4,821,078.624                   598,611.852
                   Class I                           12,124,479.254                  105,671.208
                   All Classes                       57,783,454.220                  6,535,609.112
                   --------------------------------- ------------------------------- --------------------------------

     As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Foundation Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Foundation Fund's outstanding shares as of the Record Date:

------------------------------------------------------ ------------ ------------------ ------------------- -------------------
Name and Address                                          Class       No. of Shares      Percentage of       Percentage of
                                                                                        Shares of Class     Shares of Class
                                                                                         Before Merger        After Merger
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
FLEET NATIONAL BANK ING/FLEET                               I         1,367,957.655          11.28%              6.52%
NON-DIS DIR TTEE AGRMT ING
NATIONAL TRUST 403(B) ACCOUNT
CENTRAL VAL UNIT
C/O GORDON ELROD
151 FARMINGTON AVENUE TS31
HARTFORD, CT  06156-0001
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
WACHOVIA BANK                                               I         1,133,377.63           9.35%               5.40%
401K ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
CHARLES SCHWAB & CO INC                                     I         1,075,053.767          8.87%               5.12%
SPECIAL CUSTODY ACCOUNT
FBO EXCLUSIVE BENEFIT OF CUSTOMERS
REINVEST ACCOUNT
ATTN: MUTUAL FUND ADMINISTRATION
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
WACHOVIA BANK                                               I          1002941.284           8.27%               4.78%
REINVEST ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
------------------------------------------------------ ------------ ------------------ ------------------- -------------------
ING LIFE INSURANCE & ANNUITY CO                                        679,061.777           5.60%               3.24%
CENTRAL VALUATION UNIT
ATTN: JACKIE JOHNSON-CONVEYOR TS
31 051 FARMINGTON AVENUE
HARTFORD, CT  06156-0001
------------------------------------------------------ ------------ ------------------ ------------------- -------------------

     As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Tax Strategic Foundation Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Tax Strategic Foundation Fund's outstanding shares as of the Record Date:

------------------------------------------------------------ -------- ---------------- ------------------- --------------------
Name and Address                                              Class    No. of Shares     Percentage of       Percentage of
                                                                                        Shares of Class     Shares of Class
                                                                                         Before Merger        After Merger
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
MLPF&S                                                          B       317,631.471          12.53%               1.22%
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE, E. 2ND FLOOR
JACKSONVILLE, FL  32246-6484
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
MLPF&S                                                          C       844,84.145           14.11%               1.28%
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE, E 2ND FLOOR
JACKSONVILLE, FL  32246-6484
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
CHARLES SCHWAB & CO INC                                         I       11,516.326           10.90%               0.05%
SPECIAL CUSTODY ACCOUNT
FBO EXCLUSIVE BENEFIT OF
CUSTOMERS REINVEST ACCOUNT
ATTN: MUTUAL FUND ADMINISTRATION
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
NORMAN REDLICH                                                  I       10,449.253           9.89%                0.05%
EVELYN REDLICH  JT TEN
480 PARK AVENUE, APT 5G
NEW YORK, NY  10022-1613
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
WACHOVIA BANK                                                   I        8,173.412           7.73%                0.04%
CASH ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
------------------------------------------------------------ -------- ---------------- ------------------- --------------------
NATIONAL INVESTOR SERVICES                                      I        6,429.760           6.08%                0.03%
55 WATER STREET, 32ND FLOOR
NEW YORK, NY  10041-3299
------------------------------------------------------------ -------- ---------------- ------------------- --------------------

     As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Balanced Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Balanced Fund's outstanding shares as of the Record Date:

------------------------------------------------------------ ------- ------------------ ------------------ --------------------
Name and Address                                             Class     No. of Shares     Percentage of       Percentage of
                                                                                        Shares of Class     Shares of Class
                                                                                          Before Merger       After Merger
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
CITIGROUP GLOBAL MARKETS INC                                   C        324,300.097          17.20%               2.55%
333 WEST 34TH STREET
NEW YORK, NY  10001-2402
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
WACHOVIA BANK                                                  I       4,298,781.271         24.18%              10.09%
401K ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
WACHOVIA BANK                                                  I       3,503,572.678         19.70%               8.22%
CASH/REINVEST ACCOUNT NC
ATTN: TRUST OPERATION FUND GROUP
401 S. TRYON STREET, 3RD FLOOR, CMG 1151
CHARLOTTE, NC  28202-1934
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
WACHOVIA BANK TRUST ACCOUNTS                                   I       3,288,465.847         18.49%               7.72%
301 S. TRYON STREET, 11TH FLOOR CMG-1151
CHARLOTTE, NC  28202
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
SEI PRIVATE TRUST COMPANY                                      I       2,186,048.625         12.29%               5.13%
C/O WACHOVIA BANK
ATTN: MUTUAL FUND ADMINISTRATION
ONE FREEDOM VALLEY DRIVE
OAKS, PA  19456
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
SEI PRIVATE TRUST COMPANY                                      I       1,930,610.826         10.86%               4.53%
C/O WACHOVIA BANK
ATTN: MUTUAL FUND ADMINISTRATION
ONE FREEDOM VALLEY DRIVE
OAKS, PA  19456
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
------------------------------------------------------------ ------- ------------------ ------------------ --------------------
WACHOVIA BANK                                                  I       1,878,174.313         10.56%               4.41%
TRUST ACCOUNTS
301 S. TRYON STREET, CMG-1151
CHARLOTTE, NC  28202
------------------------------------------------------------ ------- ------------------ ------------------ --------------------

THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND APPROVAL OF THE PLANS AND ANY UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS

                        FINANCIAL STATEMENTS AND EXPERTS

     The annual reports of Balanced Fund and Foundation Fund as of March 31, 2004 and Tax Strategic Foundation Fund as of October 31, 2004, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The semi-annual reports of Balanced Fund and Foundation Fund as of September 30, 2004 and Tax Strategic Foundation Fund as of April 30, 2004 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Balanced Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.


                             ADDITIONAL INFORMATION

     Foundation Fund, Tax Strategic Foundation Fund and Balanced Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279.


                                 OTHER BUSINESS

     The Trustees of Evergreen Equity Trust do not intend to present any other business at the Meetings. If, however, any other matters are properly brought before the Meetings, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.



February 18, 2005

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:



     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan                        John Doe, Trustee


     TRUST ACCOUNTS

     (1) ABC Trust Jane B. Doe, Trustee (2) Jane B. Doe, Trustee Jane B. Doe u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand. 2. Call the toll-free number indicated on your proxy card. 3. Enter the control number found on your proxy card. 4. Follow the simple recorded instructions.

           VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand. 2. Go to the website indicated on your proxy card and follow the voting instructions.


     The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Investor Connect, our proxy solicitor, at 800.780.7505 (toll free).

                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January, 2005, by and between Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen Balanced Fund series (the "Acquiring Fund"), and Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen Foundation Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing, and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at March 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since March 31, 2004 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at March 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since March 31, 2004 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

          7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(D) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the unaudited pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                   EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN FOUNDATION FUND


                     By:  /s/ Michael Koonce
                          ---------------------------------------
                     Name:    Michael Koonce
                     Title:   Authorized Officer



                   EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN BALANCED FUND


                     By:  /s/ Catherine F. Kennedy
                          ---------------------------------------
                     Name:    Catherine F. Kennedy
                     Title:   Authorized Officer

                                                                       EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January, 2005, by and between Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen Balanced Fund series (the "Acquiring Fund"), and Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen Tax Strategic Foundation Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing, and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at October 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since October 31, 2004 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at March 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since March 31, 2004 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

          7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the unaudited pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.




                             EVERGREEN EQUITY TRUST ON BEHALF OF
                             EVERGREEN TAX STRATEGIC FOUNDATION FUND


                                By:  /s/ Michael Koonce
                                     -------------------------------------------
                                Name:    Michael Koonce
                                Title:   Authorized Officer




                                EVERGREEN EQUITY TRUST ON BEHALF OF
                                EVERGREEN BALANCED FUND


                                By: /s/ Catherine F. Kennedy
                                    --------------------------------------------
                                Name:    Catherine F. Kennedy
                                Title:   Authorized Officer

                     FUND AT A GLANCE as of March 31, 2004

                                 MANAGEMENT TEAM

                             Patricia A. Bannan, CFA
                           Large Cap Core Growth Team
                                  Lead Manager
                         Tattersall Advisory Group, Inc.
                           CURRENT INVESTMENT STYLE 2





2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004. The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization. The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

          PERFORMANCE AND RETURNS 1 Portfolio inception date: 9/11/1935


                                           Class A       Class B        Class C       Class I
Class inception date                      1/20/1998     9/11/1935      1/22/1998     1/26/1998
Nasdaq symbol                               EKBAX         EKBBX          EKBCX         EKBYX
Average annual return*
1 year with sales charge                   13.97%         15.06%        18.91%          N/A
1 year w/o sales charge                    20.90%         20.06%        19.91%         21.03%
5 year                                      0.50%         0.64%          0.93%         1.90%
10 year                                     7.52%         7.64%          7.66%         8.30%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

                                LONG-TERM GROWTH





------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Balanced Fund                S&P 500                      LBABI
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/94                       $9,428                      $10,000                      $10,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/95                      $10,046                      $11,557                      $10,499
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/96                      $12,330                      $15,267                      $11,631
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/97                      $13,902                      $18,294                      $12,203
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/98                      $17,655                      $27,074                      $13,665
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/99                      $18,984                      $32,072                      $14,552
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/00                      $21,621                      $37,826                      $14,825
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/01                      $19,304                      $29,627                      $16,682
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/02                      $19,496                      $29,698                      $17,574
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                       3/31/03                      $17,085                      $22,344                      $19,628
------------------------------- ---------------------------- ---------------------------- ----------------------------



Comparison of a $10,000 investment in Evergreen Balanced Fund Class A shares, 1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI). The S&P 500 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
                                        4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 20.90% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmarks, the S&P 500 Index (S&P 500) returned 35.12% and the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.40%. In the twelve-month period ended March 31, 2004, smaller capitalization stocks outperformed larger capitalization stocks, value outperformed growth stocks, lower quality outperformed higher quality stocks and higher risk outperformed lower risk stocks. This was mainly due to an oversold stock market coupled with much better economic growth and earnings performance. In the bond market, corporate bonds, benefiting from improving expectations of corporate profitability, outperformed U.S. Treasuries and other high-grade securities. The fund's equity portion continues to focus on high quality, large capitalization stocks, many of which performed well on an absolute basis, but whose performance lagged in comparison to their lower quality counterparts. Consequently, the fund's equity portion of the fund underperformed the S&P 500. The biggest detractor to performance of the equity portion was the technology sector. Our commitment to market leaders hurt performance on a relative basis. Not owning many of the more leveraged companies also detracted from performance. A bright spot within technology was our overweight in the semiconductor industry. On the positive front, investments in the industrial sector made a material contribution. We were overweight in this strongly performing sector and had good stock selection.

At the start of the last fiscal year, the fixed-income manager's Tattersal Advisory Group, kept portfolio duration close to that of the benchmark LBABI for the fixed income portion of the fund. Late in the twelve-month period, the fixed income portion reduced duration further in anticipation of an imminent rise in interest rates, which can undermine bond prices. We ended the period slightly underweight in duration to the LBABI. With the yield of the ten-year Treasury rising almost a full percent over the last month of the year, shorter portfolio durations were beneficial to portfolio returns. An overweight position in mortgages was maintained until late in 2003 when it was reduced somewhat in response to that sector's strong performance. The best performance over the year for the fixed income portion came from the corporate sector, and the fund was overweight in corporate bonds for the first half of the year. Corporate yield spreads narrowed significantly early in the period, and we took advantage of the decline in yield spreads to take profits off the table, and reduce our overweight to the higher quality portion of the corporate sector. We ended the year underweight the corporate sector. Overall, our sector decisions had a positive impact on portfolio returns during the period. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment. The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders. Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares. The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.